Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000003858 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000003858 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000003858 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000003858 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003858 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003858 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000003858 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000003858 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000003858 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000003858 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000003858 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000003858 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000003858 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000003858 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003860 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000003860 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000003860 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000003860 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003860 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003860 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000003860 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000003860 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000003860 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000003860 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000003860 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000003860 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000003860 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000003860 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054846 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000054846 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000054846 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000054846 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000054846 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000054846 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000054846 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000054846 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000054846 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000054846 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000054846 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000054846 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000054846 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000054846 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000188260 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000188260 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000188260 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000188260 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000188260 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000188260 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000188260 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000188260 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000188260 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000188260 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000188260 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000188260 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000188260 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000188260 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003862 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000003862 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000003862 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000003862 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003862 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003862 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000003862 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000003862 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000003862 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000003862 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000003862 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000003862 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000003862 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000003862 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000003861 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000003861 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000003861 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000003861 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000003861 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000003861 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000003861 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000003861 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000003861 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000003861 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000003861 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000003861 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000003861 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000003861 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054847 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000054847 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000054847 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000054847 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000054847 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000054847 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000054847 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000054847 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000054847 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000054847 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000054847 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000054847 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000054847 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000054847 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000054848 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000054848 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000054848 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000054848 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000054848 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000054848 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000054848 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000054848 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000054848 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000054848 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000054848 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000054848 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000054848 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000054848 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158202 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000158202 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000158202 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000158202 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158202 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158202 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000158202 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000158202 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000158202 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000158202 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000158202 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000158202 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000158202 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000158202 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158203 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000158203 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000158203 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000158203 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158203 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158203 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000158203 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000158203 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000158203 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000158203 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000158203 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000158203 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000158203 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000158203 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158204 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.02%
C000158204 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.14%
C000158204 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.93%
C000158204 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000158204 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000158204 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	9.99%
C000158204 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	23.23%
C000158204 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000158204 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	6.63%
C000158204 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000158204 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.44%
C000158204 | SectorRepurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000158204 | SectorMoney Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000158204 | SectorTime Deposits
Holdings [Line Items]
Percent of Net Asset Value	0.00%